EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net Income Available to Common Shareholders [Abstract]
Basic earnings per common share	$ 2,952	$ 404
Effect of dilutive options	0	0
Effect of dilutive stock warrants	0	0
Diluted earnings per common share	$ 2,952	$ 404
Weighted Average Common Shares [Abstract]
Basic earnings per common share (in shares)	6,380,227	4,655,369
Effect of dilutive stock options (in shares)	74,418	71,225
Effect of dilutive stock warrants (in shares)	16,294	11,280
Diluted earnings per common share (in shares)	6,470,939	4,737,874
Per Share Amount [Abstract]
Basic earnings per share (in dollars per share)	$ 0.46	$ 0.09
Diluted earnings per share (in dollars per share)	$ 0.46	$ 0.09
Stock Option [Member]
Earnings per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	12,500